Financial Instruments by Category Disclosure of Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade and other receivables, net		$ 456		$ 427
Restricted cash and cash equivalents		15		13
Cash and cash equivalents	$ 1,592	2,471	$ 1,785	2,676	[1]	$ 1,239	$ 1,284
Financial assets		2,979		3,134
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Trade and other receivables, net		456		427
Restricted cash and cash equivalents		15		13
Cash and cash equivalents		2,471		2,676
Deposits		3		3
Financial assets at amortised cost		2,945		3,119
Interest rate swap contract [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Derivative financial instruments		$ 34		$ 15

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.